SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 172,929	$ 124,497	$ 96,346
United States [Member]
Segment Reporting Information [Line Items]
Revenue	39,983	41,565	36,866
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	69,667	56,631	48,284
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	49,771	13,002
Other [Member]
Segment Reporting Information [Line Items]
Revenue	$ 13,508	$ 13,299	$ 11,196